Other Financial Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Other Financial Assets

Note 6. Other financial assets

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Non-current assets
Investments in Asra Minerals Limited at fair value	383,305	511,073
Investment in Alaska Asia Clean Energy Corp at fair value	205,887	205,887
Loans granted to related parties	62,226	62,226
Loan to Alaska Asia Clean Energy Corp	1,225,430	1,150,135

	1,876,848	1,929,321

Nova Minerals Limited

Unaudited Condensed Notes to the Consolidated Financial Statements

For the Half-Year Ended 31 December 2024

Note 6. Other financial assets (continued)

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Reconciliation Investments at fair value
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:
Opening balance	716,960	1,425,911
Addition
Asra Minerals Shares	-	125,000
AX8 Shares	-	51,464
Gain on disposal

AX8 Shares	-	(51,464)
Movement in fair value
Asra Minerals Shares	(127,768)	(787,443)
Asra Minerals ASROB options	-	(46,508)

Closing fair value	589,192	716,960

The Investment in Asra Minerals Limited comprises shares and options held by the group measured at fair value. The group shareholding in Asra Minerals comprises 5.52%   ownership.

Note 9. Other Financial Assets at Fair Value Through Profit or Loss

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Non-Current Assets
Investments in Asra Minerals Limited at fair value	511,073	1,220,024
Investment in Alaska Asia Clean Energy Corp at fair value	205,887	205,887
Investment at fair value	-	-
Loans granted to related parties note 23	62,226	62,226
Loan to Alaska Asia Clean Energy Corp *	1,150,135	-
Convertible note in ASRA Minerals Limited	-	250,000

	1,929,321	1,738,137

*	This loan is recorded at amortized cost not fair value

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Reconciliation Investments at Fair Value
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:
Opening balance	1,425,911	3,797,443
Addition
Alaska Asia Clean Energy Corp	-	205,887
AX8 Shares	51,464	-
Asra Minerals Shares	125,000	-

Gain on Disposal
AX8 Shares	(51,464)	-

Movement in Fair Value
Asra Minerals Shares	(787,443)	(2,112,330)
Asra Minerals ASROB options	(46,508)	(465,089)

Closing fair value	716,960	1,425,911

The Investment in Asra Minerals Limited comprises shares and options held by the group measured at fair value. The group shareholding in Asra Minerals comprises 6.28% ownership.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024